Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Frost Family of Funds
Entity Central Index Key	0001762332
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000210577
Shareholder Report [Line Items]
Fund Name	Frost Growth Equity Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Frost Growth Equity Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Growth Equity Fund, Institutional Class Shares	$35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
AssetsNet	$ 246,621,967
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 614,867
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$246,621,967	55	$614,867	9%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.3%
Energy	0.5%
Materials	0.8%
Consumer Staples	2.4%
Industrials	3.2%
Financials	8.0%
Health Care	10.0%
Communication Services	16.2%
Consumer Discretionary	16.4%
Information Technology	41.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	10.6%
NVIDIA	8.6%
Apple	8.3%
Amazon.com	8.2%
Meta Platforms, Cl A	5.8%
Alphabet, Cl C	3.5%
Alphabet, Cl A	3.5%
Eli Lilly	3.5%
Visa, Cl A	3.4%
Mastercard, Cl A	2.8%

Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210578
Shareholder Report [Line Items]
Fund Name	Frost Growth Equity Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Frost Growth Equity Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Growth Equity Fund, Investor Class Shares	$49	0.91%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%
AssetsNet	$ 246,621,967
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 614,867
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$246,621,967	55	$614,867	9%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.3%
Energy	0.5%
Materials	0.8%
Consumer Staples	2.4%
Industrials	3.2%
Financials	8.0%
Health Care	10.0%
Communication Services	16.2%
Consumer Discretionary	16.4%
Information Technology	41.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	10.6%
NVIDIA	8.6%
Apple	8.3%
Amazon.com	8.2%
Meta Platforms, Cl A	5.8%
Alphabet, Cl C	3.5%
Alphabet, Cl A	3.5%
Eli Lilly	3.5%
Visa, Cl A	3.4%
Mastercard, Cl A	2.8%

Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210586
Shareholder Report [Line Items]
Fund Name	Frost Total Return Bond Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, Institutional Class Shares	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 3,607,707,685
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 6,237,087
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,607,707,685	383	$6,237,087	40%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Materials	0.0%
Real Estate	0.1%
Consumer Staples	0.4%
Communication Services	0.4%
Utilities	0.5%
Information Technology	0.8%
Commercial Paper	1.2%
Municipal Bonds	1.3%
Common Stock	1.4%
U.S. Government Agency Obligations	1.5%
Consumer Discretionary	1.9%
Sovereign Debt	1.9%
Repurchase Agreement	2.2%
Energy	3.3%
Industrials	3.5%
Collateralized Loan Obligations	3.8%
Financials	7.0%
Asset-Backed Securities	10.1%
U.S. Treasury Obligations	22.8%
Mortgage-Backed Securities	36.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bonds	4.125%	08/15/44	5.0%
U.S. Treasury Bonds	4.625%	11/15/44	3.4%
U.S. Treasury Bonds	3.250%	05/15/42	2.8%
U.S. Treasury Notes	4.500%	12/31/31	2.5%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	2.5%
U.S. Treasury Notes	3.625%	09/30/31	2.4%
U.S. Treasury Bonds	4.000%	11/15/42	2.4%
FHLMC, Ser 2024-5425, Cl A	5.500%	09/25/44	2.2%
Tri Party Overnight	4.300%	02/03/25	2.2%
FHLMC	5.500%	11/01/54	1.5%

Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210587
Shareholder Report [Line Items]
Fund Name	Frost Total Return Bond Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, Investor Class Shares	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 3,607,707,685
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 6,237,087
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,607,707,685	383	$6,237,087	40%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Materials	0.0%
Real Estate	0.1%
Consumer Staples	0.4%
Communication Services	0.4%
Utilities	0.5%
Information Technology	0.8%
Commercial Paper	1.2%
Municipal Bonds	1.3%
Common Stock	1.4%
U.S. Government Agency Obligations	1.5%
Consumer Discretionary	1.9%
Sovereign Debt	1.9%
Repurchase Agreement	2.2%
Energy	3.3%
Industrials	3.5%
Collateralized Loan Obligations	3.8%
Financials	7.0%
Asset-Backed Securities	10.1%
U.S. Treasury Obligations	22.8%
Mortgage-Backed Securities	36.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bonds	4.125%	08/15/44	5.0%
U.S. Treasury Bonds	4.625%	11/15/44	3.4%
U.S. Treasury Bonds	3.250%	05/15/42	2.8%
U.S. Treasury Notes	4.500%	12/31/31	2.5%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	2.5%
U.S. Treasury Notes	3.625%	09/30/31	2.4%
U.S. Treasury Bonds	4.000%	11/15/42	2.4%
FHLMC, Ser 2024-5425, Cl A	5.500%	09/25/44	2.2%
Tri Party Overnight	4.300%	02/03/25	2.2%
FHLMC	5.500%	11/01/54	1.5%

Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210585
Shareholder Report [Line Items]
Fund Name	Frost Total Return Bond Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about A Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, A Class Shares	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 3,607,707,685
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 6,237,087
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,607,707,685	383	$6,237,087	40%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Materials	0.0%
Real Estate	0.1%
Consumer Staples	0.4%
Communication Services	0.4%
Utilities	0.5%
Information Technology	0.8%
Commercial Paper	1.2%
Municipal Bonds	1.3%
Common Stock	1.4%
U.S. Government Agency Obligations	1.5%
Consumer Discretionary	1.9%
Sovereign Debt	1.9%
Repurchase Agreement	2.2%
Energy	3.3%
Industrials	3.5%
Collateralized Loan Obligations	3.8%
Financials	7.0%
Asset-Backed Securities	10.1%
U.S. Treasury Obligations	22.8%
Mortgage-Backed Securities	36.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bonds	4.125%	08/15/44	5.0%
U.S. Treasury Bonds	4.625%	11/15/44	3.4%
U.S. Treasury Bonds	3.250%	05/15/42	2.8%
U.S. Treasury Notes	4.500%	12/31/31	2.5%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	2.5%
U.S. Treasury Notes	3.625%	09/30/31	2.4%
U.S. Treasury Bonds	4.000%	11/15/42	2.4%
FHLMC, Ser 2024-5425, Cl A	5.500%	09/25/44	2.2%
Tri Party Overnight	4.300%	02/03/25	2.2%
FHLMC	5.500%	11/01/54	1.5%

Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210574
Shareholder Report [Line Items]
Fund Name	Frost Credit Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, Institutional Class Shares	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 462,119,863
Holdings Count | Holding	211
Advisory Fees Paid, Amount	$ 983,871
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$462,119,863	211	$983,871	9%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Technology	0.9%
Materials	0.9%
Real Estate	1.5%
Utilities	1.7%
Commercial Paper	2.4%
Consumer Staples	2.4%
Communication Services	3.6%
Mortgage-Backed Securities	4.9%
Information Technology	6.1%
Repurchase Agreement	6.5%
Financials	7.2%
Energy	8.0%
Consumer Discretionary	8.4%
Industrials	10.8%
Collateralized Loan Obligations	17.6%
Asset-Backed Securities	17.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Tri Party Overnight	4.300%	02/03/25	6.5%
Topaz Solar Farms	5.750%	09/30/39	1.4%
LCM 42, Ser 2024-42A, Cl D1, TSFR3M + 3.500%	7.914%	01/15/38	1.1%
Apidos CLO XL, Ser 2024-40A, Cl CR, TSFR3M + 1.950%	6.252%	07/15/37	1.1%
GoldenTree Loan Management US CLO 14, Ser 2024-14A, Cl CR, TSFR3M + 1.900%	6.193%	07/20/37	1.1%
BSL CLO 5, Ser 2024-5A, Cl B, TSFR3M + 1.700%	6.015%	01/20/38	1.1%
Battalion CLO 17, Ser 2024-17A, Cl CR, TSFR3M + 2.250%	6.543%	03/09/34	1.1%
Panoro Energy	10.250%	12/11/29	1.1%
Huntington Ingalls Industries	5.749%	01/15/35	1.1%
BP Capital Markets, H15T5Y + 1.674%	6.125%	06/18/73	1.1%

Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210575
Shareholder Report [Line Items]
Fund Name	Frost Credit Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, Investor Class Shares	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 462,119,863
Holdings Count | Holding	211
Advisory Fees Paid, Amount	$ 983,871
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$462,119,863	211	$983,871	9%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Technology	0.9%
Materials	0.9%
Real Estate	1.5%
Utilities	1.7%
Commercial Paper	2.4%
Consumer Staples	2.4%
Communication Services	3.6%
Mortgage-Backed Securities	4.9%
Information Technology	6.1%
Repurchase Agreement	6.5%
Financials	7.2%
Energy	8.0%
Consumer Discretionary	8.4%
Industrials	10.8%
Collateralized Loan Obligations	17.6%
Asset-Backed Securities	17.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Tri Party Overnight	4.300%	02/03/25	6.5%
Topaz Solar Farms	5.750%	09/30/39	1.4%
LCM 42, Ser 2024-42A, Cl D1, TSFR3M + 3.500%	7.914%	01/15/38	1.1%
Apidos CLO XL, Ser 2024-40A, Cl CR, TSFR3M + 1.950%	6.252%	07/15/37	1.1%
GoldenTree Loan Management US CLO 14, Ser 2024-14A, Cl CR, TSFR3M + 1.900%	6.193%	07/20/37	1.1%
BSL CLO 5, Ser 2024-5A, Cl B, TSFR3M + 1.700%	6.015%	01/20/38	1.1%
Battalion CLO 17, Ser 2024-17A, Cl CR, TSFR3M + 2.250%	6.543%	03/09/34	1.1%
Panoro Energy	10.250%	12/11/29	1.1%
Huntington Ingalls Industries	5.749%	01/15/35	1.1%
BP Capital Markets, H15T5Y + 1.674%	6.125%	06/18/73	1.1%

Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210576
Shareholder Report [Line Items]
Fund Name	Frost Credit Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about A Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, A Class Shares	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 462,119,863
Holdings Count | Holding	211
Advisory Fees Paid, Amount	$ 983,871
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$462,119,863	211	$983,871	9%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Technology	0.9%
Materials	0.9%
Real Estate	1.5%
Utilities	1.7%
Commercial Paper	2.4%
Consumer Staples	2.4%
Communication Services	3.6%
Mortgage-Backed Securities	4.9%
Information Technology	6.1%
Repurchase Agreement	6.5%
Financials	7.2%
Energy	8.0%
Consumer Discretionary	8.4%
Industrials	10.8%
Collateralized Loan Obligations	17.6%
Asset-Backed Securities	17.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Tri Party Overnight	4.300%	02/03/25	6.5%
Topaz Solar Farms	5.750%	09/30/39	1.4%
LCM 42, Ser 2024-42A, Cl D1, TSFR3M + 3.500%	7.914%	01/15/38	1.1%
Apidos CLO XL, Ser 2024-40A, Cl CR, TSFR3M + 1.950%	6.252%	07/15/37	1.1%
GoldenTree Loan Management US CLO 14, Ser 2024-14A, Cl CR, TSFR3M + 1.900%	6.193%	07/20/37	1.1%
BSL CLO 5, Ser 2024-5A, Cl B, TSFR3M + 1.700%	6.015%	01/20/38	1.1%
Battalion CLO 17, Ser 2024-17A, Cl CR, TSFR3M + 2.250%	6.543%	03/09/34	1.1%
Panoro Energy	10.250%	12/11/29	1.1%
Huntington Ingalls Industries	5.749%	01/15/35	1.1%
BP Capital Markets, H15T5Y + 1.674%	6.125%	06/18/73	1.1%

Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210579
Shareholder Report [Line Items]
Fund Name	Frost Low Duration Bond Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Frost Low Duration Bond Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Low Duration Bond Fund, Institutional Class Shares	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 263,408,642
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 420,971
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$263,408,642	53	$420,971	15%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Mortgage-Backed Securities	0.7%
Commercial Paper	0.8%
Communication Services	1.1%
Real Estate	1.1%
Consumer Discretionary	1.5%
Financials	2.8%
U.S. Government Agency Obligation	3.8%
Repurchase Agreement	4.6%
Industrials	5.7%
Information Technology	7.2%
Asset-Backed Securities	28.6%
U.S. Treasury Obligations	43.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.000%	01/31/29	16.9%
U.S. Treasury Notes	4.375%	11/30/28	9.5%
U.S. Treasury Notes	4.000%	02/29/28	9.4%
U.S. Treasury Notes	3.875%	10/15/27	7.5%
Tri Party Overnight	4.300%	02/03/25	4.6%
Molex Electronic Technologies	3.900%	04/15/25	3.8%
FHLB	5.050%	10/24/31	3.8%
Verizon Master Trust, Ser 2023-4, Cl C	5.650%	06/20/29	3.7%
Kyndryl Holdings	2.050%	10/15/26	2.9%
Crowdstrike Holdings	3.000%	02/15/29	2.5%

Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210580
Shareholder Report [Line Items]
Fund Name	Frost Low Duration Bond Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Frost Low Duration Bond Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Low Duration Bond Fund, Investor Class Shares	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 263,408,642
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 420,971
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$263,408,642	53	$420,971	15%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Mortgage-Backed Securities	0.7%
Commercial Paper	0.8%
Communication Services	1.1%
Real Estate	1.1%
Consumer Discretionary	1.5%
Financials	2.8%
U.S. Government Agency Obligation	3.8%
Repurchase Agreement	4.6%
Industrials	5.7%
Information Technology	7.2%
Asset-Backed Securities	28.6%
U.S. Treasury Obligations	43.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.000%	01/31/29	16.9%
U.S. Treasury Notes	4.375%	11/30/28	9.5%
U.S. Treasury Notes	4.000%	02/29/28	9.4%
U.S. Treasury Notes	3.875%	10/15/27	7.5%
Tri Party Overnight	4.300%	02/03/25	4.6%
Molex Electronic Technologies	3.900%	04/15/25	3.8%
FHLB	5.050%	10/24/31	3.8%
Verizon Master Trust, Ser 2023-4, Cl C	5.650%	06/20/29	3.7%
Kyndryl Holdings	2.050%	10/15/26	2.9%
Crowdstrike Holdings	3.000%	02/15/29	2.5%

Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/